Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long Term Debt By Maturity [Abstract]
2016	$ 26,416
2017	82,227
2018	421,093
2019	8,663
2020	20,162
2021 and thereafter	47,300
Total borrowings	$ 605,861	$ 586,738